Consolidated Statement of Changes in Stockholders' Equity Parenthetical (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Comprehensive Income (Loss):
Derivative instruments fair value adjustment, tax	$ 5,824	$ (979)	$ 5,118